Derivative Financial Instruments (Details) - USD ($)		12 Months Ended
	Nov. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Derivative Financial Instruments (Details) [Line Items]
Number of Subscription Agreements (in Dollars)			$ 5,500,000
Amount of subscription agreements (in Dollars)			$ 8,125,094
Conversion price percentage			25.00%
Weighted average price percentage			90.00%
Weighted expected term period		2 years
Discount rate percentage		3.51%
Dividend yield		0.00%
Bottom of Range [Member]
Derivative Financial Instruments (Details) [Line Items]
Volatility price percentage		90.80%
Top of Range [Member]
Derivative Financial Instruments (Details) [Line Items]
Volatility price percentage		72.80%
eGlass Technologies Ltd [Member] | Subscription Agreements [Member]
Derivative Financial Instruments (Details) [Line Items]
Conversion amount (in Dollars)	$ 600,000
Conversion of shares (in Shares)	240,000
Convertible notes (in Dollars)	$ 4,902,927